LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of future minimum lease payments under non-cancelable operating leases [Abstract]
2015	$ 1,254,000
2016	767,000
2017	686,000
2018	652,000
2019	561,000
2020 and thereafter	783,000
Total	4,703,000
Rental expense on operating leases	$ 1,300,000	$ 1,200,000	$ 1,200,000